TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account

Supplement Dated September 9, 2011

to the

Prospectus For

PORTFOLIO PLUS (Dated May 1, 2002)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity

Separate Account

Supplement Dated September 9, 2011

to the

Prospectus For

PORTFOLIO PLUS (Dated May 1, 1993)

This supplement updates the Prospectus for Portfolio Plus® issued by Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.

Effective on or about October 1, 2011 the following fund name changes will occur:

Current Fund Name	New Fund Name
BlackRock High Income V. I. Fund	BlackRock High Yield V. I. Fund
BlackRock International Value V. I. Fund	BlackRock International V. I. Fund

Because of this change, all references in the Prospectus to the funds listed will be changed.